February 7, 2023

VIA EDGAR

Ms. Karen Rossotto

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Six Circles Trust (the “Trust”) (Six Circles Credit Opportunities Fund)

Dear Ms. Rossotto:

Transmitted herewith for filing by means of electronic submission via EDGAR on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 44 to the Trust’s registration statement under the 1933 Act and Amendment No. 45 under the 1940 Act on Form N-1A.

Sincerely,

/s/ Gregory S. Rowland
Gregory S. Rowland, Esq.
Davis Polk & Wardwell LLP